Related party transactions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 27, 2020	Jul. 26, 2020	Jan. 30, 2019	Nov. 13, 2017
Term Loan [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity					$ 205.0				$ 205.0	$ 175.0
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity					15.0		$ 150.0	$ 15.0		$ 15.0
JAMF Nation Global Foundation [Member]
Related Party Transaction [Line Items]
Amount of pledges to JAMF Nation Global Foundation	$ 0.0	$ 0.1	$ 0.0	$ 0.2	1.1	$ 0.3
Accrued expenses to JAMF Nation Global Foundation	0.4		0.4		1.0	0.4
Vista [Member]
Related Party Transaction [Line Items]
Expenses incurred for related party transactions		0.3	0.3	0.9	1.0	1.4
Accounts payable to related parties					0.0	0.2
Vista Affiliates [Member]
Related Party Transaction [Line Items]
Expenses incurred for related party transactions	0.2	0.1	0.5	0.4	0.7	0.6
Accounts payable to related parties					0.0	0.0
Revenue from arrangement with related party	0.2	0.2	0.8	0.6	0.7	0.4
Accounts receivable from related party	0.1		0.1		0.0	0.1
Vista Affiliates [Member] | Term Loan [Member]
Related Party Transaction [Line Items]
Debt outstanding					34.9	36.4
Interest paid on term loan	$ 0.5	$ 0.8	$ 2.1	$ 2.8	3.4	3.7
Vista Affiliates [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt outstanding					$ 0.0	$ 0.0